SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Valuation Assumptions (FY) (Details)	Mar. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Volume Weighted average stock price ("VWAP")
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	3.54	3.82
Initial Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	10.81	10.81
Expected Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.91	0.87
Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	1.68	1.92
Risk-free Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.047	0.042